Machinery, Equipment and Improvements on Leased Buildings - Summary of Additions for Investment and Depreciation of Machinery, Equipment and Improvements on Leased Buildings (Detail) - MXN ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [Line Items]
Net amounts	$ 0	$ 0	$ 381,427
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Net amounts			342,961
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Net amounts			6,498
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Net amounts			31,626
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Net amounts			$ 342